Convertible Note (Details) - USD ($)	Sep. 11, 2023	Jun. 28, 2023
Convertible Note [Line Items]
Original principal amount	$ 3,000,000	$ 3,000,000
Convertible Notes [Member]
Convertible Note [Line Items]
Debt instrument interest rate	6.00%	7.00%
Debt instrument conversion price	$ 2.42	$ 3
Class A Ordinary Shares [Member]
Convertible Note [Line Items]
Convertible shares		1,000,000